UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Invesco Small Cap Value Fund
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Financial	33.92%
Consumer, Non-cyclical	17.32
Consumer, Cyclical	10.69
Industrial	8.82
Energy	5.17
Utilities	3.30
Basic Materials	3.15
Communications	2.44
Technology	2.37
Short Term Investments	12.82
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$ 993.70	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.86
Investor Class
Actual	$1,000.00	$ 992.20	$6.62
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.71
* Expenses are equal to the Fund's annualized expense ratio of 0.97% for the Institutional Class and 1.34% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.51%
129,000	Cliffs Natural Resources Inc(a)(b)	$ 892,680
2,500	Innophos Holdings Inc	109,600
13,000	Koppers Holdings Inc(a)	469,950
37,800	Kronos Worldwide Inc	688,716
7,400	Mercer International Inc	85,100
10,300	Omnova Solutions Inc(a)	100,425
20,100	Shiloh Industries Inc(a)(b)	235,974
10,100	Valhi Inc	30,098
		2,612,543
Communications — 2.71%
18,300	Black Box Corp	156,465
19,300	Blucora Inc(a)	409,160
101,600	Extreme Networks Inc(a)	936,752
2,000	McClatchy Co Class A(a)	18,680
17,200	PC-Tel Inc	121,776
5,800	RigNet Inc(a)	93,090
4,000	Sohu.com Inc(a)	180,240
4,700	TechTarget Inc(a)	48,739
5,200	Travelzoo Inc(a)	56,940
		2,021,842
Consumer, Cyclical — 11.89%
27,300	Big 5 Sporting Goods Corp(b)	356,265
7,800	Bob Evans Farms Inc	560,274
3,400	Children's Place Inc	347,140
32,800	Commercial Vehicle Group Inc(a)	277,160
2,200	Cooper-Standard Holding Inc(a)	221,914
300	Copa Holdings SA Class A	35,100
7,800	Hawaiian Holdings Inc(a)	366,210
3,500	Johnson Outdoors Inc Class A	168,735
3,400	Liberty TripAdvisor Holdings Inc Class A(a)	39,440
32,300	Meritor Inc(a)	536,503
169,900	Office Depot Inc	958,236
7,200	Perry Ellis International Inc(a)	140,112
14,400	PetMed Express Inc(b)	584,640
91,300	Pier 1 Imports Inc	473,847
28,000	Rush Enterprises Inc Class A(a)	1,041,040
9,200	Select Comfort Corp(a)	326,508
24,300	Taylor Morrison Home Corp Class A(a)(b)	583,443
29,000	Tilly's Inc Class A	294,350
24,400	Titan Machinery Inc(a)	438,712
5,700	Tower International Inc	127,965
44,700	Wabash National Corp(b)	982,506
		8,860,100
Consumer, Non-Cyclical — 19.26%
33,000	Aaron's Inc	1,283,700
54,900	Acacia Research Corp(a)	225,090
15,200	Akebia Therapeutics Inc(a)	218,424
7,600	Alliance One International Inc(a)	109,440
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
46,200	ARC Document Solutions Inc(a)	$ 192,192
18,400	Assembly Biosciences Inc(a)	379,960
7,400	BioSpecifics Technologies Corp(a)	366,374
38,600	Cambium Learning Group Inc(a)	195,702
3,100	Care.com Inc(a)	46,810
12,100	Central Garden & Pet Co Class A(a)	363,242
7,500	ChemoCentryx Inc(a)	70,200
62,300	Corcept Therapeutics Inc(a)(b)	735,140
16,100	Cumberland Pharmaceuticals Inc(a)	113,827
37,600	Cytokinetics Inc(a)	454,960
8,300	CytomX Therapeutics Inc(a)	128,650
6,500	Eagle Pharmaceuticals Inc(a)(b)	512,785
2,600	Enanta Pharmaceuticals Inc(a)	93,548
3,300	Endo International PLC(a)	36,861
27,500	Ennis Inc	525,251
69,700	Everi Holdings Inc(a)	507,416
800	Fresh Del Monte Produce Inc	40,728
14,700	Hackett Group Inc	227,850
800	Heska Corp(a)	81,656
95,200	ImmunoGen Inc(a)(b)	676,872
15,500	Innoviva Inc(a)(b)	198,400
5,400	K12 Inc(a)	96,768
35,900	Lantheus Holdings Inc(a)	633,635
34,400	MiMedx Group Inc(a)(b)	514,968
700	National Beverage Corp(b)	65,492
10,500	Neff Corp Class A(a)	199,500
10,900	Nutrisystem Inc	567,345
23,300	Omega Protein Corp	417,070
107,400	PDL BioPharma Inc	265,278
2,000	Psychemedics Corp	49,900
42,600	Quad Graphics Inc	976,392
15,000	Rent-A-Center Inc(b)	175,800
1,200	Repligen Corp(a)(b)	49,728
55,300	RPX Corp(a)	771,435
16,800	Supernus Pharmaceuticals Inc(a)	724,080
10,100	Universal Corp	653,470
11,100	Vectrus Inc(a)	358,752
2,200	Xencor Inc(a)	46,442
		14,351,133
Energy — 5.75%
1,100	Adams Resources & Energy Inc	45,188
4,100	Archrock Inc	46,740
84,500	Bill Barrett Corp(a)	259,415
8,000	California Resources Corp(a)(b)	68,400
82,400	Cloud Peak Energy Inc(a)	290,872
16,400	Comstock Resources Inc(a)(b)	115,948
19,100	Contango Oil & Gas Co(a)	126,824
37,000	Evolution Petroleum Corp	299,700
41,300	Exterran Corp(a)	1,102,710
2,100	Gulf Island Fabrication Inc	24,360
33,500	Hallador Energy Co(b)	260,295
23,700	MRC Global Inc(a)	391,524

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Energy — (continued)
3,600	Panhandle Oil & Gas Inc Class A	$ 83,160
4,800	REX American Resources Corp(a)	463,488
6,700	Rowan Cos PLC Class A(a)(b)	68,608
12,800	SunCoke Energy Inc(a)	139,520
89,900	Whiting Petroleum Corp(a)(b)	495,349
		4,282,101
Financial — 37.72%
2,300	1st Source Corp	110,262
16,300	AG Mortgage Investment Trust Inc REIT	298,290
8,100	American Equity Investment Life Holding Co	212,868
95,100	Anworth Mortgage Asset Corp REIT	571,551
6,900	Ares Commercial Real Estate Corp REIT	90,321
23,000	ARMOUR Residential Inc REIT(b)	575,000
7,000	Assured Guaranty Ltd	292,180
15,500	Banco Latinoamericano de Comercio Exterior SA(b)	424,390
3,300	Bank of Commerce Holdings	36,465
6,100	Bank of Hawaii Corp	506,117
3,400	Bank of Marin Bancorp	209,270
2,500	Bankwell Financial Group Inc	78,075
24,800	Boston Private Financial Holdings Inc	380,680
2,700	C&F Financial Corp	126,630
17,700	Central Pacific Financial Corp	557,019
13,900	Central Valley Community Bancorp	308,024
3,000	Century Bancorp Inc Class A	190,800
22,100	Charter Financial Corp	397,800
7,100	Chimera Investment Corp REIT	132,273
2,300	Citizens & Northern Corp(b)	53,498
19,500	CoreCivic Inc REIT	537,810
4,900	CoreSite Realty Corp REIT	507,297
7,600	CVB Financial Corp	170,468
17,900	CYS Investments Inc REIT	150,539
30,300	Dime Community Bancshares Inc	593,880
7,100	EastGroup Properties Inc REIT	594,980
2,200	Enterprise Financial Services Corp	89,760
10,100	Essent Group Ltd(a)	375,114
1,300	Evercore Partners Inc Class A	91,650
11,600	Federal Agricultural Mortgage Corp Class C	750,520
3,100	Financial Institutions Inc	92,380
5,400	First BanCorp(a)	31,266
15,200	First Busey Corp	445,664
7,500	First Defiance Financial Corp	395,100
15,400	First Interstate BancSystem Inc Class A	572,880
13,300	First Merchants Corp	533,862
8,800	First of Long Island Corp	251,680
27,800	Flagstar Bancorp Inc(a)	856,796
Shares		Fair Value
Financial — (continued)
11,400	Franklin Financial Network Inc(a)	$ 470,250
1,300	FS Bancorp Inc	58,019
6,400	GEO Group Inc REIT	189,248
9,300	Getty Realty Corp REIT	233,430
1,300	Hingham Institution for Savings(b)	236,509
7,050	Horizon Bancorp	185,768
9,000	Impac Mortgage Holdings Inc(a)(b)	136,170
7,800	International FCStone Inc(a)	294,528
200	Investors Title Co	38,688
11,300	iStar Inc REIT(a)	136,052
18,200	Lakeland Financial Corp	835,016
31,100	Mack-Cali Realty Corp REIT	844,054
6,500	MainSource Financial Group Inc	217,815
17,400	Maui Land & Pineapple Co Inc(a)(b)	353,220
1,900	Meta Financial Group Inc	169,100
25,200	MFA Financial Inc REIT	211,428
49,400	MGIC Investment Corp(a)	553,280
14,500	MTGE Investment Corp REIT	272,600
33,200	Navient Corp	552,780
2,300	Nelnet Inc Class A	108,123
4,500	Northrim BanCorp Inc	136,800
13,300	OFG Bancorp	133,000
27,800	OM Asset Management PLC	413,108
2,100	Oritani Financial Corp	35,805
25,500	PennyMac Financial Services Inc Class A(a)	425,850
24,600	Piedmont Office Realty Trust Inc REIT Class A	518,568
11,900	Potlatch Corp REIT	543,830
2,000	Preferred Bank	106,940
2,900	Prosperity Bancshares Inc	186,296
8,100	PS Business Parks Inc REIT	1,072,359
25,100	Radian Group Inc	410,385
9,500	Regional Management Corp(a)	224,485
3,400	Republic Bancorp Inc Class A	121,380
6,200	Riverview Bancorp Inc	41,168
1,100	S&T Bancorp Inc	39,446
2,250	Stock Yards Bancorp Inc	87,525
73,700	Summit Hotel Properties Inc REIT	1,374,505
2,200	Sunstone Hotel Investors Inc REIT	35,464
24,100	Third Point Reinsurance Ltd(a)	334,990
9,000	Two River Bancorp(b)	167,310
3,300	UMB Financial Corp	247,038
2,900	Umpqua Holdings Corp	53,244
12,500	United Community Banks Inc	347,500
4,200	Valley National Bancorp	49,602
800	Veritex Holdings Inc(a)	21,064
28,900	Walker & Dunlop Inc(a)	1,411,187
4,100	Washington Federal Inc	136,120
3,300	Washington Trust Bancorp Inc	170,115
6,600	Weingarten Realty Investors REIT	198,660

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
15,900	West Bancorporation Inc	$ 376,035
		28,109,016
Industrial — 9.80%
8,100	Argan Inc	486,000
6,100	Bel Fuse Inc Class B	150,670
15,400	CECO Environmental Corp	141,372
26,100	Control4 Corp(a)	511,821
11,700	Ducommun Inc(a)	369,486
28,500	Goldfield Corp(a)	156,750
900	Greenbrier Cos Inc(b)	41,625
70,000	Harsco Corp(a)	1,127,000
23,000	Intevac Inc(a)	255,300
1,000	Itron Inc(a)	67,750
51,100	Kemet Corp(a)(b)	654,080
101,100	Navios Maritime Acquisition Corp	148,617
44,300	SPX Corp(a)	1,114,588
5,400	Sterling Construction Co Inc(a)	70,578
27,800	Stoneridge Inc(a)	428,398
3,800	Trinseo SA	261,060
74,700	TTM Technologies Inc(a)	1,296,792
800	Willis Lease Finance Corp(a)	21,384
		7,303,271
Technology — 2.64%
3,700	Brooks Automation Inc	80,253
9,800	Kulicke & Soffa Industries Inc(a)	186,396
10,900	NCI Inc Class A(a)	229,990
12,600	NCR Corp(a)	514,584
10,900	Rudolph Technologies Inc(a)	249,065
37,600	Ultra Clean Holdings Inc(a)	705,000
		1,965,288
Utilities — 3.66%
10,600	Atlantica Yield PLC	226,416
5,200	El Paso Electric Co	268,840
4,800	Genie Energy Ltd(b)	36,576
20,900	Ormat Technologies Inc	1,226,412
3,200	PNM Resources Inc	122,400
4,400	Portland General Electric Co	201,036
10,500	SJW Corp	516,390
1,600	WGL Holdings Inc	133,488
		2,731,558
TOTAL COMMON STOCK — 96.94% (Cost $62,475,417)		$ 72,236,852
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.82%
$2,100,000	Federal Home Loan Bank 0.41%, 07/03/2017	$ 2,099,953
U.S. Treasury Bonds and Notes — 0.19%
145,000	U.S. Treasury Bills(c) 0.91%, 09/14/2017	144,729
Repurchase Agreements — 11.25%
429,215	Undivided interest of 1.66% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $429,215 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(d)	429,215
1,990,486	Undivided interest of 1.67% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $1,990,486 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(d)	1,990,486
1,990,486	Undivided interest of 1.69% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $1,990,486 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(d)	1,990,486

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 352,618	Undivided interest of 1.69% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $352,618 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(d)	$ 352,618
1,990,486	Undivided interest of 1.70% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $1,990,486 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(d)	1,990,486
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,627,441	Undivided interest of 14.78% in a repurchase agreement (principal amount/value $11,018,069 with a maturity value of $11,019,097) with Scotia Capital (USA) Inc, 1.12%, dated 6/30/17 to be repurchased at $1,627,441 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.58%, 7/31/21 - 9/9/49, with a value of $11,214,505.(d)	$ 1,627,441
8,380,732
SHORT TERM INVESTMENTS — 14.26% (Cost $10,625,414)		$ 10,625,414
TOTAL INVESTMENTS — 111.20% (Cost $73,100,831)		$ 82,862,266
OTHER ASSETS & LIABILITIES, NET — (11.20)%		$ (8,344,990)
TOTAL NET ASSETS — 100.00%		$ 74,517,276

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2017.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	30	USD	2,121,450	September 2017	$2,613
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Invesco Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $8,162,331 of securities on loan)(a)	$74,481,534
Repurchase agreements, fair value(b)	8,380,732
Cash	100,537
Dividends receivable	78,108
Subscriptions receivable	21,214
Total Assets	83,062,125
LIABILITIES:
Payable for director fees	789
Payable for other accrued fees	17,878
Payable for shareholder services fees	3,147
Payable to investment adviser	32,020
Payable upon return of securities loaned	8,380,732
Redemptions payable	104,592
Variation margin on futures contracts	5,691
Total Liabilities	8,544,849
NET ASSETS	$74,517,276
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$711,026
Paid-in capital in excess of par	57,833,351
Net unrealized appreciation	9,764,048
Undistributed net investment income	51,979
Accumulated net realized gain	6,156,872
NET ASSETS	$74,517,276
NET ASSETS BY CLASS
Investor Class	$11,330,833
Institutional Class	$63,186,443
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	984,350
Institutional Class	6,125,910
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.51
Institutional Class	$10.31
(a) Cost of investments	$64,720,099
(b) Cost of repurchase agreements	$8,380,732
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Invesco Small Cap Value Fund
INVESTMENT INCOME:
Interest	$6,214
Income from securities lending	41,321
Dividends	592,048
Foreign withholding tax	(80)
Total Income	639,503
EXPENSES:
Management fees	350,280
Shareholder services fees – Investor Class	21,710
Audit and tax fees	7,660
Custodian fees	3,143
Director's fees	789
Legal fees	646
Pricing fees	448
Registration fees	4,104
Shareholder report fees	1,680
Transfer agent fees	1,516
Other fees	10
Total Expenses	391,986
Less amount waived by investment adviser	16,612
Net Expenses	375,374
NET INVESTMENT INCOME	264,129
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	2,746,279
Net realized gain on futures contracts	64,420
Net Realized Gain	2,810,699
Net change in unrealized depreciation on investments	(3,463,482)
Net change in unrealized appreciation on futures contracts	39,278
Net Change in Unrealized Depreciation	(3,424,204)
Net Realized and Unrealized Loss	(613,505)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(349,376)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Invesco Small Cap Value Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$264,129	$704,375
Net realized gain	2,810,699	3,476,048
Net change in unrealized appreciation (depreciation)	(3,424,204)	11,970,311
Net Increase (Decrease) in Net Assets Resulting from Operations	(349,376)	16,150,734
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(30,389)
Institutional Class	(212,150)	(638,840)
From net investment income	(212,150)	(669,229)
Total Distributions	(212,150)	(669,229)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,501,003	15,704,910
Institutional Class	10,539,767	12,266,839
Shares issued in reinvestment of distributions
Investor Class	-	30,389
Institutional Class	212,150	638,840
Shares redeemed
Investor Class	(10,622,160)	(19,194,086)
Institutional Class	(6,364,554)	(20,474,419)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,266,206	(11,027,527)
Total Increase in Net Assets	1,704,680	4,453,978
NET ASSETS:
Beginning of Period	72,812,596	68,358,618
End of Period(a)	$74,517,276	$72,812,596
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	734,298	1,612,901
Institutional Class	1,021,923	1,445,359
Shares issued in reinvestment of distributions
Investor Class	-	3,278
Institutional Class	20,677	69,059
Shares redeemed
Investor Class	(918,477)	(1,951,741)
Institutional Class	(606,298)	(2,207,047)
Net Increase (Decrease)	252,123	(1,028,191)
(a) Including undistributed net investment income:	$51,979	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$11.60	0.02	(0.11)	(0.09)	-	-	-	(0.00)	$11.51	(0.78%) (d)
12/31/2016	$ 9.41	0.07	2.14	2.21	-	(0.02)	-	(0.02)	$11.60	23.57%
12/31/2015	$10.98	0.03	(0.79)	(0.76)	(0.01)	(0.03)	(0.77)	(0.81)	$ 9.41	(7.12%)
12/31/2014	$11.93	0.04	0.99	1.03	-	(0.53)	(1.45)	(1.98)	$10.98	8.53%
12/31/2013	$10.58	0.13	3.59	3.72	-	(1.13)	(1.24)	(2.37)	$11.93	35.65%
12/31/2012	$ 9.65	0.16	1.62	1.78	-	(0.30)	(0.55)	(0.85)	$10.58	18.58%
Institutional Class
06/30/2017(Unaudited)	$10.41	0.04	(0.11)	(0.07)	-	(0.03)	-	(0.03)	$10.31	(0.63%) (d)
12/31/2016	$ 8.49	0.09	1.94	2.03	-	(0.11)	-	(0.11)	$10.41	24.00%
12/31/2015 (e)	$10.00	0.05	(0.76)	(0.71)	(0.01)	(0.04)	(0.75)	(0.80)	$ 8.49	(7.30%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$11,331	1.43% (g)	1.34% (g)	0.40% (g)	45% (d)
12/31/2016	$13,559	1.40%	1.40%	0.75%	72%
12/31/2015	$14,157	1.40%	1.40%	0.26%	82%
12/31/2014	$73,458	1.40%	1.40%	0.29%	90%
12/31/2013	$71,690	1.40%	1.40%	1.09%	100%
12/31/2012	$64,357	1.40%	1.40%	1.54%	104%
Institutional Class
06/30/2017 (Unaudited)	$63,186	1.01% (g)	0.97% (g)	0.80% (g)	45% (d)
12/31/2016	$59,254	1.05%	1.05%	1.07%	72%
12/31/2015 (e)	$54,201	1.05% (g)	1.05% (g)	0.79% (g)	82%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2017

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 72,236,852	$ —	$ —	$ 72,236,852
Short Term Investments	—	10,625,414	—	10,625,414
Total investments, at fair value:	72,236,852	10,625,414	0	82,862,266
Other Financial Investments:
Futures Contracts(a)	2,613	—	—	2,613
Total Assets	$ 72,239,465	$ 10,625,414	$ 0	$ 82,864,879
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 30, 2017

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$73,145,683
Gross unrealized appreciation on investments	13,039,878
Gross unrealized depreciation on investments	(3,323,295)
Net unrealized appreciation on investments	$9,716,583
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2017

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 28 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$2,613 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$64,420	Net change in unrealized appreciation on futures contracts	$39,278
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.80% of the Fund’s average daily net assets up to $1 billion dollars, 0.75% of the Fund’s average daily net assets over $1 billion dollars and 0.70% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.83% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 1.05% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $35,308,121 and $31,987,659, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $8,162,331 and received collateral as reported on the Statement of Assets and Liabilities of $8,380,732 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Invesco Advisers, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Invesco Small Cap Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although the Fund underperformed its benchmark for the one- and three-year periods ended December 31, 2016, the Fund was in the second quartile of its peer group for the one-, three- and five-year periods ended December 31, 2016 (the first quartile being the best performers and the fourth quartile being the worst performers) and underperformed its benchmark by only 1 basis point for the five-year period ended December 31, 2016. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average and median management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was lower than the average and median of its peer group and lower than the average and median of its peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also noted the Sub-Adviser’s representation that the fee charged to GWCM is consistent with the fees charged for similar services provided by the Sub-Adviser.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017